Research and development costs	9 Months Ended
Sep. 30, 2019
Research and development costs
Research and Development Costs

10. Research and development costs

Research and development costs amount to € 11,074,000 for the three month period ended September 30, 2019 compared to € 6,297,000 for same period in 2018 and are comprised of allocated employee costs including share-based payments, the costs of materials and laboratory consumables, outsourced activities, license and intellectual property costs and other allocated costs.